SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 14 - SUBSEQUENT EVENTS

On October 9, 2018, the United States Patent and Trademark Office (“USPTO”) allowed for an oral thin film patent (U.S. Patent No. 10,092,611), which covers the processing and integration of bioactive cannabinoid molecules into oral thin film dosage forms, such as CUREfilm™. These molecules, such as cannabidiol (CBD), are obtained from the Company’s patented methods (U.S. Patent No. 9,044,390 and 9,186,386) of extraction and purification of cannabis plant material. This patent allowance by the USPTO and per the patent purchase agreement entered on April 2, 2018, the Company will issue 50,000 common stock shares at $2.81 price per share. As of the date of this filing, the Company has not yet issued these shares.

On October 12, 2018, the Company sent a written 30-Day Notice of Default (“Notice”) to Altair International Corp (“Altair”), regarding the Exclusive License and Distribution Agreement (“Agreement”), dated August 10, 2016 (“Effective Date”), with Altair. The Notice was provided to Altair due to Altair failing to fulfill its obligations under the Agreement and has materially breached the Agreement. To maintain the rights granted under the Agreement, Altair was to make minimum orders in the amount of $1,500,000 of the collective Products, as defined in the Agreement, within the first 24 months following the Effective Date. As of October 26, 2018, Altair did not order any collective Products and has provided written confirmation that Altair has failed to fulfill its obligations under the Agreement and that the Notice will not be cured. As a result, the Agreement is terminated and license fees totaling $560,000 will be recognized as other income in the fourth quarter of 2018.

On October 15, 2018, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with accredited investors (each an “Investor” and collectively, the “Investors”). Pursuant to the terms of the Securities Purchase Agreement, the Company sold up to $2,000,000 in convertible notes (the “Notes”), initially convertible into shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) at a conversion price equal to $2.50 at the earlier of (1) the Investor’s discretion or (2) the Company’s next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of the Company’s Common Stock and results in a listing of the Company’s Common Stock on a national securities exchange. The Notes shall be issued in tranches with (1) a closing of $250,000 on October 15, 2018; (2) a closing of $250,000 on or before November 15, 2018; (3) a closing of $250,000 on or before December 1, 2018; and a closing of $1,250,000 on or before December 31, 2018.

On October 30, 2018, the Company issued 50,000 common stock shares at a $2.88 price per share to an individual as an equity kicker for issuing an unsecured promissory note dated September 5, 2018. As the Company did not issue the 50,000 common stock shares as of September 30, 2018, the Company recorded a stock payable of $144,000.

On October 31, 2018, the Company amended four convertible promissory notes totaling $850,000 to extend the maturity dates to December 31, 2018. For extending the maturity date, the Company will issue a total of 115,000 common stock shares of the Company at $1.95 price per share.

On October 31, 2018, the Company amended a promissory notes totaling $150,000 to extend the maturity date to December 31, 2018. For extending the maturity date, the Company will issue 30,000 common stock shares of the Company at $1.95 price per share.

In connection with a Consulting Agreement with an individual, the Company issued the remaining 50,000 common stock shares at $1.48 per share on January 24, 2018 for consulting services to be performed over a one year period.

On January 30, 2018, the Company received in total $1,000,000 by issuing a convertible promissory note (“Convertible Note”) to an individual (“Holder”) that is due November 30, 2018 (“Maturity Date”). The Convertible Note shall accrue interest at 9% per annum, to be paid quarterly in cash on the last trading day of each fiscal quarter staring with June 30, 2018 and is unsecured. At any time after June 30, 2018 until the Maturity Date, the outstanding principal amount of this Note (the “Principal Amount”), plus all accrued but unpaid interest shall be convertible at the option of the Holder, in whole or in part, into shares of Common Stock, at any time and from time to time (the “Optional Conversion”), at a price per share equal to the average closing price of the Company’s Common Stock on the OTC Markets for the five consecutive trading days prior to the delivery of the Notice of Conversion, (the “Optional Conversion Price”). If on or prior to the Maturity Date, the Company consummates its next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of Common Stock or preferred stock and enables the Company to list its Common Stock on a national securities exchange (“Qualified Offering”), the entire Principal Amount of this Note shall be automatically converted into shares of Common Stock (the “Mandatory Conversion” and together with the Optional Conversion, the “Conversion”) at a price per share equal to 75% of the price of the Qualified Offering (the “Mandatory Conversion Price” together with Optional Conversion Price, the “Conversion Price”).

On February 20, 2018, (the “Effective Date”) the Company entered into a Consulting Agreement (“Agreement”) with an individual (“Consultant”) to perform strategic marketing and development services. The term of the Agreement is for one year from the Effective Date and the Company shall compensate the Consultant’s services by issuing 250,000 restricted common stock shares of the Company. As of the date of the Company’s filing of its Form 10-K for the fiscal year ended December 31, 2017, the Company has not yet issued these restricted common stock shares.

On February 23, 2018, (the “Effective Date”) the Company entered into a Consulting Agreement (“Agreement”) with Liviakis Financial Communications, Inc. (“Consultant”) to perform services in investors’ communication and public relations with existing and prospective shareholders, brokers, dealers and other investment professionals with respect to the Company’s current and proposed activities. The term of the Agreement is for 30 months from the Effective Date and the Company shall compensate the Consultant’s services by issuing 1,000,000 restricted common stock shares of the Company. As of the date of the Company’s filing of its Form 10-K for the fiscal year ended December 31, 2017, the Company has not yet issued these restricted common stock shares.

The Company has previously adopted and maintains the CURE Pharmaceutical Holding Corp. 2017 Equity Incentive Plan (the “Plan”), pursuant to which an aggregate of 5,000,000 shares of the common stock of the Company remain available for grant as of the Company’s filing of its Form 10-K for the fiscal year ended December 31, 2017. The Board of Directors have determined that it is in the best interests of the Company and its stockholders to provide an additional incentive for certain employees, including executive officers, and non-employee members of the Board of Directors of the Company by granting to them awards with respect to the common stock of the Company pursuant to the Plan. No awards have been granted as of the date of the Company’s filing of its Form 10-K for the fiscal year ended December 31, 2017.

On March 20, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with investors (the “Investors”) for the sale of up to $5,000,000 of convertible promissory notes (“Convertible Notes”) that are due November 30, 2018 (“Maturity Date”). The Convertible Notes shall accrue interest at 9% per annum, to be paid quarterly in cash on the last trading day of each fiscal quarter beginning on June 30, 2018 and are unsecured. At any time after June 30, 2018 until the Maturity Date, the outstanding principal amounts of these Notes (the “Principal Amounts”), plus all accrued but unpaid interest shall be convertible at the option of the Holders, in whole or in part, into shares of the Company’s Common Stock, at any time and from time to time, at a price per share equal to the average closing price of the Company’s Common Stock on the OTC Markets for the five consecutive trading days prior to the delivery of the notice of conversion, .. If on or prior to the Maturity Date, the Company consummates its next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of Common Stock or preferred stock and enables the Company to list its Common Stock on a national securities exchange (“Qualified Offering”), the entire Principal Amounts of these Notes shall be automatically converted into shares of Common Stock at a price per share equal to 75% of the price of the Qualified Offering. The Investors in this offering also received warrants (the “Warrants”) for the option to purchase equal to 50% of the shares of Common Stock that the Investor is entitled to receive in connection with the conversion of the Investor’s Note. The Warrants’ price per share shall equal the lower of (a) $2.00 or (b) 125% of the price per share of the Qualified Offering. The Warrants will have a three year term and shall be exercisable in cash.